Document and Entity Information	Aug. 17, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 17, 2021
Entity Registrant Name	AERPIO PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38560
Entity Tax Identification Number	61-1547850
Entity Address, Address Line One	c/o 10663 Loveland-Madeira Road #168
Entity Address, City or Town	Loveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45140
City Area Code	513
Local Phone Number	985-1920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ARPO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001422142
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	9987 Carver Road
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45242